Restructuring	3 Months Ended
Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
Restructuring charges

    No restructuring charge was recognized during the three months ended March 31, 2021 (March 31, 2020: $Nil).

Prior Period Restructuring charges

A restructuring charge of $18.1 million was recognized in the year ended December 31, 2020 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $11.4 million and office consolidation resulting in a charge for onerous lease obligations of $6.7 million, including the recognition of an impairment of right of use assets of $5.4 million and provision for other related costs of $1.3 million. No additional charge was recorded during the three months ended March 31, 2021.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Utilization	(6,987)	(1,309)	(8,296)
Foreign exchange movement	—	325	325
Provision at December 31, 2020	4,404	5,714	10,118
Utilization	(1,753)	(631)	(2,384)
Foreign exchange movement	—	(5)	(5)
Provision at March 31, 2021	$2,651	$5,078	$7,729
Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as at March 31, 2021 were as follows:

Minimum rental payments
(in thousands)
March 31, 2021
2021	$1,928
2022	1,907
2023	1,004
2024	140
2025	140
Thereafter	397
Total future minimum lease payments (including related costs)	5,516
Lease imputed interest	(438)
Total	$5,078

Prior Period Restructuring charges

    A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million. No additional charge was recorded during the three months ended March 31, 2021.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(731)	(276)	(1,007)
Provision at December 31, 2020	$—	$630	$630
Utilization	—	(48)	(48)
Provision at March 31, 2021	$—	$582	$582

    At March 31, 2021, $5.2 million is included within other liabilities and $3.1 million within non-current other liabilities.